SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 12 - SHAREHOLDERS’ EQUITY:

A. Share capital:

	Number of shares as of December 31, 2025		Number of shares as of December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	100,000,000	35,949,247	100,000,000	24,252,096

1.	On April 4, 2023, the Company entered into a sales agreement (the “Roth Sales Agreement”) with Roth Capital Partners, LLC, as sales agent, pursuant to which the Company could offer and sell, from time to time, through the sales agent, Ordinary Shares pursuant to an at-the-market facility (“Roth ATM”). In 2023, the Company sold 17,566 Ordinary Shares under the Roth ATM. On October 23, 2023, the Company terminated the Roth Sales Agreement and the associated Roth ATM, effective immediately.

2.	On December 26, 2023, the Company entered into a securities purchase agreement with an institutional investor in a registered direct offering , pursuant to which the Company issued (i) 1,375,000 Ordinary Shares at a purchase price of $1.28 per share, (ii) pre-funded warrants, to purchase up to 1,656,250 Ordinary Shares, at a purchase price of $1.28, less $0.001 per pre-funded warrant and (iii) Private Warrants, to purchase up to an aggregate of 3,031,250 Ordinary Shares at an exercise of $1.28 per share (Note 10-B).

The Company concluded that the pre-funded warrants are not within the scope of ASC480. Further, applying ASC 815-40, the Company concluded that the pre-funded warrants are indexed to the Company’s own stock and meet the conditions for equity classification, and thus should be presented within equity.

As for the Private Warrants, the Company concluded that they should be classified as a liability under ASC 815-40, as they are not indexed to the Company’s own stock.

The pre-funded warrants were exercised on the same day and the day after the transaction in full in an exercise price of $0.001 per share and the Company issued 1,656,250 additional Ordinary Shares.

The aggregate proceeds received by the Company from the December 2023 offering were approximately $3,424, after deducting underwriting discounts and commissions and additional cash offering costs totaled in approximately $454.

The Company issued the placement agent in the December 2023 offering a number of warrants equal to a total of 7.0% of the aggregate number of Ordinary Shares sold in the transaction, total to 212,188 warrants to purchase up to 212,188 Ordinary Shares, were issued (the “Placement Agent Warrants”).

The Placement Agent Warrants were substantially on the same terms as the Private Warrants issued to the investor in the offering, except an exercise price of $1.60 per share. The Placement Agent Warrants were exercisable immediately upon issuance and will expire five years following their issuance. The Company accounts for the Placement Agent Warrants as equity-classified instruments (as part of additional paid in capital), based on an assessment of ASC 718. The fair value of the Placement Agent Warrants at the issuance date was $131.

Those cash and non-cash issuance costs were accounted proportionally to issuance expenses and decrease of additional paid in capital, according to the ratio of the liability versus equity in the December 2023 offering.

3.	During the year ended December 31, 2023, the Company issued an aggregate amount of 1,226,448 Ordinary Shares in connection with vested RSUs and an additional 37,972 Ordinary Shares in connection with option exercises.

4.	On April 1, 2024, the Company completed offering, whereby the Company sold 1,339,285 Ordinary Shares at a purchase price of $1.232 per share. The gross proceeds received by the Company from this offering were approximately $1,651.

5.	On May 20, 2024, the Company issued warrant to purchase 220,000 Ordinary Shares to a service provider, at an exercise price of $2.25 per share. These warrants are immediately exercisable and are due to expire six months from the initial issuance date. The Company accounting treatment for those warrants as equity-classified instruments (as part of additional paid in capital), based on an assessment of ASC 718. The fair value of the warrants at the issuance date was $125. The warrants were not exercised within the designated timeframe and expired on November 21, 2024.

6.	On June 14, 2024, the Company completed an offering, whereby the Company sold: (i) 941,541 Ordinary Shares at a purchase price of $1.30 per share, and (ii) pre-funded warrants to purchase up to 1,709,760 Ordinary Shares, at a purchase price of $1.30, less $0.001 per pre-funded warrant. Each pre-funded warrant is exercisable for one Ordinary Share at an exercise price of $0.001 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full. As of December 31, 2024, all of the pre-funded warrants were exercised, and the company issued 1,709,760 Ordinary Shares.

Net proceeds received by the Company from the 2024 June Offering were approximately $3,102, after deducting cash offering costs which were approximately $343.

The Company also received $2 from an exercise of the June Pre-Funded Warrants.

The Company concluded that the pre-funded warrants are not within the scope of ASC 480. Further, applying ASC 815-40, the Company concluded that the June Pre-Funded Warrants are indexed to the Company’s own stock and meet the conditions for equity classification, and thus should be presented within equity.

The Company issued the placement agent in this offering warrants equal to a total of 7.0% of the aggregate number of Ordinary Shares sold in the transaction. A total of185,591 warrants to purchase up to 185,591 Ordinary Shares were issued. The placement agent warrants had an exercise price of $1.56 per share. The placement agent warrants were exercisable immediately upon issuance and will expire four years following their issuance.

The Company accounting treatment for the placement agent warrants as equity-classified instruments (as part of additional paid in capital), based on an assessment of ASC 718. The fair value of the placement agent warrants at the issuance date was $254.

The cash and non-cash issuance costs were recorded against additional paid in capital, due to the classification of the Ordinary Shares and the pre-funded warrants as equity instrument.

7.	On June 30, 2024, the Company issued 45,000 Ordinary Shares to an advisor in connection with a consulting service agreement.

8.	On December 27, 2024, the Company completed private placement, whereby the Company sold (i) 3,950,343 Ordinary Shares and private warrants to purchase up to 3,950,343 Ordinary Shares at a purchase price of $0.70 per unit, and (ii) pre-funded warrants to purchase up to 658,372 Ordinary Shares and private warrants to purchase up to 658,372 Ordinary Shares, at a purchase price of $0.70, less $0.001 per unit with pre-funded warrant. Each pre-funded warrant is exercisable for one Ordinary Share at an exercise price of $0.001 per share. Each private warrant is exercisable for one Ordinary Share at an exercise price of $1.10 per share. The private warrants are immediately exercisable and may be exercised at any time until the end of June 2026. The pre-funded warrants are immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full. As of December 31, 2025, all pre-funded warrants and amount of 855,714 of private warrants were exercised.

The Company concluded that the private warrants and pre-funded warrants are not within the scope of ASC 480. Further, applying ASC 815-40, the Company concluded that the private warrants and pre-funded warrants are indexed to the Company’s own stock and meet the conditions for equity classification, and thus should be presented within equity.

The gross proceeds received by the Company from the private offering were approximately $3,228, before deducting underwriting discounts and commissions and additional cash offering costs totaled approximately $233. In addition, the Company agreed to pay fees of 4% from the funds that may be received in an event of exercise of part of the Company’s private warrants issued in December 2024 which created a financial liability in amount of $69 which is the total potential amount (Note 10-A) following the exercise of 855,714 of the private warrants , the financial liability as of December 31, 2025 is $46.

The cash and non-cash issuance costs were recorded against additional paid in capital.

9.	During the year ended December 31, 2024, the Company issued an aggregate amount of 594,943 Ordinary Shares in connection with vested RSUs and an additional 19,048 Ordinary Shares in connection with option exercises.
10.	On March 14, 2025, the Company entered into a sales agreement with A.G.P./Alliance Global Partners, as sales agent, pursuant to which the Company could offer and sell, from time to time, through the sales agent, Ordinary Shares pursuant to the March 2025 ATM, having an aggregate offering price of up to $1,019. On April 10, 2025, the maximum aggregate offering price was increased to $1,917, On July 01, 2025, the maximum aggregate offering price was increased to $7,118. On September 16, 2025, the maximum aggregate offering price was increased to total $14,687. As of December 31, 2025, the Company sold 5,485,898 Ordinary Shares under the March 2025 ATM for aggregate gross proceeds of approximately $4,888, before deducting offering costs of approximately $272.

11.	On August 8, 2025, the Company issued 100,000 Ordinary Shares to an advisor in connection with a consulting service agreement.

12.	On December 12, 2025, the Company completed its 2025 December Offering, whereby the Company sold 1,565,217 Ordinary Shares at a purchase price of $1.15 per ordinary share The gross proceeds received by the Company from the offering were $1,800.

13.	On December 17, the Company issued 218,627 Ordinary Shares, in connection with the commitment fees issuable pursuant to the terms of the SEPA.

14.	During the year ended December 31, 2025, the Company issued an aggregate amount of 2,711,947 Ordinary Shares in connection with vested RSUs and an additional 101,376 Ordinary Shares in connection with option exercises.

B. Warrants reserves -Composition and movements:

1.	The following table reconciles the movement in warrants outstanding at the beginning and end of the period:

	Number of Warrants	Weighted-average exercise price	Weighted average remaining contractual term (in years)

Balance as of December 31, 2024	7,728,611	4.14	1.63

Issued	-	-	-
Exercised	(1,514,086)	1.09	0.49
Expired	(277,835)	5.5	0.54
Balance as of December 31, 2025	5,936,690	4.20	0.80
2.	The following table summarizes information about the Company’s outstanding warrants as of December 31, 2025

Exercise Price	Warrants outstanding as of December 31, 2025	Expiration date
5.5	1,640,455	15/07/2026
6.875	145,455	15/01/2027
1.6	212,188	28/06/2027
1.56	185,591	14/06/2028
1.1	3,753,001	30/06/2026
Balance as of December 31, 2025	5,936,690

C. Loss per share:

Loss per share has been calculated using the weighted average number of Ordinary Shares and pre-funded warrants in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023

Loss for the period	13,220	11,053	11,286
Total number of Ordinary Shares	35,949,247	24,252,096	15,652,176
Weighted average number of Ordinary Shares and pre-funded warrants	29,623,194	18,515,545	12,095,477

Basic and diluted loss per share	(0.45)	(0.60)	(0.93)